Annual Total Returns - Delaware Value Fund - Class A	Nov. 30, 2023
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	13.42%
2015	(0.54%)
2016	14.44%
2017	13.37%
2018	(3.12%)
2019	19.94%
2020	(0.12%)
2021	22.11%
2022	(3.76%)
2023	1.82%